Operating segment and geographic data - Segment revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 27,978	$ 27,662	$ 25,196
Operating
Segment Reporting Information [Line Items]
Revenue	27,765	27,419	24,933
Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	213	243	263
Products | Operating
Segment Reporting Information [Line Items]
Revenue	18,756	18,455	15,981
Systems | Operating
Segment Reporting Information [Line Items]
Revenue	3,586	3,668	4,194
Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	5,423	5,296	4,758
End Customer Markets, Utilities | Operating
Segment Reporting Information [Line Items]
Revenue	4,126	4,548	5,073
End Customer Markets, Industry | Operating
Segment Reporting Information [Line Items]
Revenue	15,494	15,453	13,954
End Customer Markets, Transport and infrastructure | Operating
Segment Reporting Information [Line Items]
Revenue	8,145	7,418	5,906
Europe | Operating
Segment Reporting Information [Line Items]
Revenue	10,004	10,013	9,032
The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	8,919	8,003	6,831
Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	8,842	9,403	9,070
Electrification
Segment Reporting Information [Line Items]
Revenue	12,728	11,686	10,094
Electrification | Operating
Segment Reporting Information [Line Items]
Revenue	12,272	11,211	9,591
Electrification | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	456	475	503
Electrification | Products | Operating
Segment Reporting Information [Line Items]
Revenue	10,315	9,679	8,322
Electrification | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	958	617	614
Electrification | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	999	915	655
Electrification | End Customer Markets, Utilities | Operating
Segment Reporting Information [Line Items]
Revenue	2,355	2,452	2,597
Electrification | End Customer Markets, Industry | Operating
Segment Reporting Information [Line Items]
Revenue	4,798	4,395	4,022
Electrification | End Customer Markets, Transport and infrastructure | Operating
Segment Reporting Information [Line Items]
Revenue	5,119	4,364	2,972
Electrification | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	4,039	3,881	3,514
Electrification | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	4,568	3,650	2,613
Electrification | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	3,665	3,680	3,464
Industrial Automation
Segment Reporting Information [Line Items]
Revenue	6,273	6,500	6,472
Industrial Automation | Operating
Segment Reporting Information [Line Items]
Revenue	6,151	6,391	6,334
Industrial Automation | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	122	109	138
Industrial Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	1,439	1,528	1,406
Industrial Automation | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	1,648	1,853	2,089
Industrial Automation | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	3,064	3,010	2,839
Industrial Automation | End Customer Markets, Utilities | Operating
Segment Reporting Information [Line Items]
Revenue	1,057	1,174	1,273
Industrial Automation | End Customer Markets, Industry | Operating
Segment Reporting Information [Line Items]
Revenue	3,606	3,573	3,398
Industrial Automation | End Customer Markets, Transport and infrastructure | Operating
Segment Reporting Information [Line Items]
Revenue	1,488	1,644	1,663
Industrial Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	2,416	2,475	2,470
Industrial Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	1,582	1,467	1,349
Industrial Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	2,153	2,449	2,515
Motion
Segment Reporting Information [Line Items]
Revenue	6,533	6,463	5,877
Motion | Operating
Segment Reporting Information [Line Items]
Revenue	6,021	5,950	5,349
Motion | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	512	513	528
Motion | Products | Operating
Segment Reporting Information [Line Items]
Revenue	5,152	5,111	4,595
Motion | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	869	839	754
Motion | End Customer Markets, Utilities | Operating
Segment Reporting Information [Line Items]
Revenue	696	746	628
Motion | End Customer Markets, Industry | Operating
Segment Reporting Information [Line Items]
Revenue	3,890	3,877	3,488
Motion | End Customer Markets, Transport and infrastructure | Operating
Segment Reporting Information [Line Items]
Revenue	1,435	1,327	1,233
Motion | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	1,879	1,862	1,657
Motion | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	2,315	2,389	2,219
Motion | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	1,827	1,699	1,473
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Revenue	3,314	3,611	2,957
Robotics & Discrete Automation | Operating
Segment Reporting Information [Line Items]
Revenue	3,244	3,552	2,918
Robotics & Discrete Automation | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	70	59	39
Robotics & Discrete Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	1,785	2,019	1,489
Robotics & Discrete Automation | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	968	1,001	926
Robotics & Discrete Automation | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	491	532	503
Robotics & Discrete Automation | End Customer Markets, Industry | Operating
Segment Reporting Information [Line Items]
Revenue	3,165	3,510	2,891
Robotics & Discrete Automation | End Customer Markets, Transport and infrastructure | Operating
Segment Reporting Information [Line Items]
Revenue	79	42	27
Robotics & Discrete Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	1,634	1,737	1,259
Robotics & Discrete Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	453	476	534
Robotics & Discrete Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	1,157	1,339	1,125
Corporate and Other
Segment Reporting Information [Line Items]
Revenue	(870)	(598)	(204)
Corporate and Other | Operating
Segment Reporting Information [Line Items]
Revenue	77	315	741
Corporate and Other | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	(947)	(913)	(945)
Corporate and Other | Products | Operating
Segment Reporting Information [Line Items]
Revenue	65	118	169
Corporate and Other | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	12	197	565
Corporate and Other | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue			7
Corporate and Other | End Customer Markets, Utilities | Operating
Segment Reporting Information [Line Items]
Revenue	18	176	575
Corporate and Other | End Customer Markets, Industry | Operating
Segment Reporting Information [Line Items]
Revenue	35	98	155
Corporate and Other | End Customer Markets, Transport and infrastructure | Operating
Segment Reporting Information [Line Items]
Revenue	24	41	11
Corporate and Other | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	36	58	132
Corporate and Other | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	1	21	116
Corporate and Other | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	$ 40	$ 236	$ 493
Revenue | United States
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	24.00%	22.00%	20.00%
Revenue | China
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	15.00%
Revenue | Excludes Switzerland
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%